Accounting policies and method of measurement (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Description of fully amortised intangible assets	Expenditures for acquisition and development of software are amortized over a maximum period of 5 year
Lat additional technical provisions	R$ 209,277	R$ 285,554	R$ 357,539